BUSINESS COMBINATION AND RECAPITALIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
BUSINESS COMBINATION AND RECAPITALIZATION
BUSINESS COMBINATION AND RECAPITALIZATION

3. BUSINESS COMBINATION AND RECAPITALIZATION

On August 25, 2023, Old iCore and FGMC consummated the Business Combination, with Old iCore surviving as a wholly owned subsidiary of FGMC. As part of the Business Combination, FGMC changed its name to iCoreConnect Inc. Upon the closing of the Business Combination (the “Closing”), the Company’s certificate of incorporation provided for, among other things, a total number of authorized shares of capital stock of 140,000,000 shares, of which 40,000,000 shares were designated Series A preferred stock, $0.0001 par value per share and 100,000,000 were designated common stock, $0.0001 par value per share.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, FGMC is treated as the “acquired” company and Old iCore is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old iCore issuing stock for the net assets of FGMC, accompanied by a recapitalization. The net assets of FGMC are stated at historical cost, with no goodwill or intangible assets recorded.

Upon the consummation of the Business Combination, each issued and outstanding share of Old iCore Common Stock was canceled and converted into Company Common Stock based upon the Exchange Ratio (as defined in the Merger Agreement). The shares and corresponding capital amounts and loss per share related to Old iCore Common Stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio. All non-redeemed shares of FGMC common stock were converted into new iCoreConnect Inc. Series A preferred stock (the “Preferred Stock”) on a one for one basis.

Unvested outstanding stock options to purchase shares of Old iCore Common Stock (“Old iCore Options”) granted under the iCoreConnect Inc 2016 Stock Incentive Plan (“2016 Plan”) converted into stock options for shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio (the “Exchanged Options”). Old iCore Options that were vested at the time of the merger converted into shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such options immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

Outstanding warrants to purchase shares of Old iCore Common Stock (“Old iCore warrants”) issued and outstanding converted into shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such warrants immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

The following table details the number of shares of Company Common Stock issued immediately following the consummation of the Business Combination:

	Common Stock	Preferred Stock

Common stock of FGMC outstanding prior to business combination	8,050,000	-
Less: Redemptions of FGMC common stock	(6,460,059)	-
Common stock held by former FGMC shareholders	1,589,941	-
FGMC sponsor shares	1,692,374	-
Underwriter shares	40,250	-
Sponsor shares transferred for services	2,000	-
Sponsor shares transferred for non-redemption	373,126	-
Shares issued related to extension note	84,500	-
Total FGMC common shares outstanding prior to conversion to preferred stock	3,782,191	-
Conversion of existing FGMC common stockholders to new preferred stock	(3,782,191)	3,782,191
Shares issued to Old iCore stockholders for purchase consideration	8,095,706	-
Total	8,095,706	3,782,191

The following table reconciles the elements of the Business Combination to the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit):

Amount
Cash - FGMC trust (net of redemptions)	$17,002,897
Cash transferred to Forward Purchase Agreement	(12,569,810)
Gross proceeds	4,433,087
Less: FGMC and Old iCore transaction costs paid	(4,433,087)
Effect of Business Combination, net of redemptions and transaction costs	$-

All existing FGMC warrants were converted into Preferred Stock warrants with the same terms and conditions:

Holder	Number of Warrants	Strike Price
Underwriter	600,000	$2.00
Sponsor and Investors	10,122,313	$11.50
Sponsor	1,000,000	$15.00

2. MERGER AND RECAPITALIZATION

On August 25, 2023, Old iCore and FGMC consummated the Business Combination, with Old iCore surviving as a wholly owned subsidiary of FGMC. As part of the Business Combination, FGMC changed its name to iCoreConnect Inc. Upon the closing of the Business Combination (the “Closing”), the Company’s certificate of incorporation provided for, among other things, a total number of authorized shares of capital stock of 140,000,000 shares, of which 40,000,000 shares were designated Series A preferred stock, $0.0001 par value per share and 100,000,000 were designated common stock, $0.0001 par value per share.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, FGMC is treated as the “acquired” company and Old iCore is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old iCore issuing stock for the net assets of FGMC, accompanied by a recapitalization. The net assets of FGMC are stated at historical cost, with no goodwill or intangible assets recorded.

Upon the consummation of the Business Combination, each issued and outstanding share of Old iCore Common Stock was canceled and converted into Company Common Stock based upon the Exchange Ratio (as defined in the Merger Agreement). The shares and corresponding capital amounts and loss per share related to Old iCore Common Stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio. All non-redeemed shares of FGMC common stock were converted into new iCoreConnect Inc. Series A preferred stock (the “Preferred Stock”) on a one for one basis.

Unvested outstanding stock options to purchase shares of Old iCore Common Stock (“Old iCore Options”) granted under the iCoreConnect Inc 2016 Stock Incentive Plan (“2016 Plan”) converted into stock options for shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio (the “Exchanged Options”). Old iCore Options that were vested at the time of the merger converted into shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such options immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

Outstanding warrants to purchase shares of Old iCore Common Stock (“Old iCore warrants”) issued and outstanding converted into shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such warrants immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

The following table details the number of shares of Company Common Stock issued immediately following the consummation of the Business Combination:

	Common Stock	Preferred Stock

Common stock of FGMC outstanding prior to business combination	8,050,000	-
Less: Redemptions of FGMC common stock	(6,460,059)	-
Common stock held by former FGMC shareholders	1,589,941	-
FGMC sponsor shares	1,692,374	-
Underwriter shares	40,250	-
Sponsor shares transferred for services	2,000	-
Sponsor shares transferred for non-redemption	373,126	-
Shares issued related to extension note	84,500	-
Total FGMC common shares outstanding prior to conversion to preferred stock	3,782,191	-
Conversion of existing FGMC common stockholders to new preferred stock	(3,782,191)	3,782,191
Shares issued to Old iCore stockholders for purchase consideration	8,095,706	-
Total	8,095,706	3,782,191

The following table reconciles the elements of the Business Combination to the Company’s consolidated statement of changes in stockholders’ equity (deficit):

Amount
Cash - FGMC trust (net of redemptions)	$17,002,897
Cash transferred to Forward Purchase Agreement	(12,569,810)
Gross proceeds	4,433,087
Less: FGMC and Old iCore transaction costs paid	(4,433,087)
Effect of Business Combination, net of redemptions and transaction costs	$-

All existing FGMC warrants were converted into Preferred Stock warrants with the same terms and conditions:

Holder	Number of Warrants	Strike Price
Underwriter	600,000	$2.00
Sponsor and Investors	10,122,313	$11.50
Sponsor	1,000,000	$15.00